Value Line Capital Appreciation Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2023

Shares		Value
COMMON STOCKS 70.2%
COMMUNICATION SERVICES 9.5%
	INTERNET 8.6%
95,001	Alphabet, Inc. Class A(1)	$ 9,854,454
100,000	Match Group, Inc.(1)	3,839,000
48,000	Meta Platforms, Inc. Class A(1)	10,173,120
14,000	Netflix, Inc.(1)	4,836,720
42,000	Roku, Inc.(1)	2,764,440
250,000	Snap, Inc. Class A(1)	2,802,500
		34,270,234
	MEDIA 0.9%
35,000	Walt Disney Co.(1)	3,504,550
		37,774,784
CONSUMER DISCRETIONARY 12.2%
	APPAREL 0.8%
25,000	NIKE, Inc. Class B	3,066,000
	AUTO MANUFACTURERS 1.3%
25,500	Tesla, Inc.(1)	5,290,230
	ENTERTAINMENT 1.2%
135,000	DraftKings, Inc. Class A(1)	2,613,600
9,000	Vail Resorts, Inc.	2,103,120
		4,716,720
	INTERNET 4.1%
40,000	Alibaba Group Holding Ltd. ADR(1)	4,087,200
73,000	Amazon.com, Inc.(1)	7,540,170
1,800	Booking Holdings, Inc.(1)	4,774,338
		16,401,708
	LEISURE TIME 0.6%
210,000	Peloton Interactive, Inc. Class A(1)	2,381,400
	LODGING 0.7%
21,000	Hilton Worldwide Holdings, Inc.	2,958,270
	RETAIL 3.5%
9,500	Home Depot, Inc.	2,803,640
10,000	Lululemon Athletica, Inc.(1)	3,641,900
35,000	Starbucks Corp.	3,644,550
7,300	Ulta Beauty, Inc.(1)	3,983,391
		14,073,481
		48,887,809
CONSUMER STAPLES 1.6%
	BEVERAGES 0.6%
10,000	Constellation Brands, Inc. Class A	2,258,900
	COSMETICS/PERSONAL CARE 1.0%
16,000	Estee Lauder Cos., Inc. Class A	3,943,360
		6,202,260
ENERGY 4.2%
	OIL & GAS 4.2%
48,000	Devon Energy Corp.	2,429,280
51,000	Diamondback Energy, Inc.	6,893,670
37,000	Pioneer Natural Resources Co.	7,556,880
		16,879,830
Shares		Value
COMMON STOCKS 70.2% (continued)
FINANCIALS 5.7%
	BANKS 3.5%
180,000	Bank of America Corp.	$ 5,148,000
11,500	Goldman Sachs Group, Inc.	3,761,765
39,000	JPMorgan Chase & Co.	5,082,090
		13,991,855
	DIVERSIFIED FINANCIALS 1.5%
33,000	Blackstone, Inc.	2,898,720
36,000	Interactive Brokers Group, Inc. Class A	2,972,160
		5,870,880
	INTERNET 0.7%
300,000	Robinhood Markets, Inc. Class A(1)	2,913,000
		22,775,735
HEALTHCARE 10.3%
	BIOTECHNOLOGY 5.1%
42,000	BioMarin Pharmaceutical, Inc.(1)	4,084,080
360,000	Exelixis, Inc.(1)	6,987,600
60,000	Guardant Health, Inc.(1)	1,406,400
195,000	Intercept Pharmaceuticals, Inc.(1)	2,618,850
17,500	Vertex Pharmaceuticals, Inc.(1)	5,513,725
		20,610,655
	HEALTHCARE PRODUCTS 2.3%
95,000	Exact Sciences Corp.(1)	6,441,950
8,500	Insulet Corp.(1)	2,711,160
		9,153,110
	PHARMACEUTICALS 2.9%
42,000	DexCom, Inc.(1)	4,879,560
105,000	Revance Therapeutics, Inc.(1)	3,382,050
19,000	Zoetis, Inc.	3,162,360
		11,423,970
		41,187,735
INDUSTRIALS 4.0%
	AIRLINES 0.8%
90,000	Delta Air Lines, Inc.(1)	3,142,800
	ELECTRICAL EQUIPMENT 0.4%
16,000	Generac Holdings, Inc.(1)	1,728,160
	INTERNET 2.8%
210,000	Lyft, Inc. Class A(1)	1,946,700
295,000	Uber Technologies, Inc.(1)	9,351,500
		11,298,200
		16,169,160
INFORMATION TECHNOLOGY 22.0%
	COMMERCIAL SERVICES 1.0%
52,000	PayPal Holdings, Inc.(1)	3,948,880
	COMPUTERS 2.7%
46,000	Apple, Inc.	7,585,400
22,000	Crowdstrike Holdings, Inc. Class A(1)	3,019,720
		10,605,120
	DIVERSIFIED FINANCIALS 2.5%
9,200	MasterCard, Inc. Class A	3,343,372
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 70.2% (continued)
INFORMATION TECHNOLOGY 22.0% (continued)
	DIVERSIFIED FINANCIALS 2.5% (continued)
30,000	Visa, Inc. Class A	$ 6,763,800
		10,107,172
	INTERNET 1.6%
46,000	Okta, Inc.(1)	3,967,040
52,000	Shopify, Inc. Class A(1)	2,492,880
		6,459,920
	SEMICONDUCTORS 6.4%
58,000	Advanced Micro Devices, Inc.(1)	5,684,580
4,800	Broadcom, Inc.	3,079,392
38,000	Micron Technology, Inc.	2,292,920
24,000	NVIDIA Corp.	6,666,480
18,000	NXP Semiconductors NV	3,356,550
34,000	QUALCOMM, Inc.	4,337,720
		25,417,642
	SOFTWARE 7.8%
7,000	Intuit, Inc.	3,120,810
27,500	Microsoft Corp.	7,928,250
28,000	Salesforce, Inc.(1)	5,593,840
8,000	ServiceNow, Inc.(1)	3,717,760
38,000	Splunk, Inc.(1)	3,643,440
39,000	Twilio, Inc. Class A(1)	2,598,570
23,000	Workday, Inc. Class A(1)	4,750,420
		31,353,090
		87,891,824
REAL ESTATE 0.7%
	REITS 0.7%
14,000	American Tower Corp. REIT	2,860,760
TOTAL COMMON STOCKS (Cost $242,298,847)		280,629,897

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 2.3%
333,690	FHLMC, Series 2023-DNA1, Class 2023-M1A, REMIC, (SOFR30A + 2.10%), 6.66%, 3/25/43(2)(3)	334,151
3,796,724	FNMA, Series 2016-95, Class GV, 3.00%, 4/25/28	3,673,242
327,861	FNMA, Series 2023-R02, Class 1M1, (SOFR30A + 2.30%), 6.87%, 1/25/43(2)(3)	327,498
4,994,001	GNMA, Series 2015-42, Class BV, 3.00%, 9/20/37	4,914,716
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,249,429)		9,249,607
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.5%
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	97,573
350,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	339,049
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	238,471
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.5% (continued)
$ 255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	$ 245,435
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	243,469
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(3)	243,814
533,647	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24(3)	521,057
74,676	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	69,868
114,254	GNMA, Series 2013-12, Class B, 2.07%, 11/16/52(3)	107,551
2,588	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	2,581
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,302,842)		2,108,868
CORPORATE BONDS & NOTES 3.7%
BASIC MATERIALS 0.1%
	IRON/STEEL 0.0%
190,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31(4)	169,129
	MINING 0.1%
190,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(4)	179,464
		348,593
COMMUNICATIONS 0.3%
	INTERNET 0.1%
200,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	173,320
200,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	199,000
		372,320
	MEDIA 0.1%
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	173,254
175,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	173,028
		346,282
	TELECOMMUNICATIONS 0.1%
175,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	140,761
175,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	170,234
175,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	157,354
175,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	143,066
		611,415
		1,330,017
See Supplementary Notes to Financial Statements.

March 31, 2023

Principal Amount		Value
CORPORATE BONDS & NOTES 3.7% (continued)
CONSUMER, CYCLICAL 0.6%
	AUTO MANUFACTURERS 0.2%
$ 200,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30	$ 163,628
195,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	182,772
200,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.00%, 4/9/27	197,633
		544,033
	HOME BUILDERS 0.1%
187,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27	185,449
190,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	186,376
		371,825
	LODGING 0.1%
175,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.80%, 10/1/24	165,680
200,000	Marriott International, Inc., 4.90%, 4/15/29	198,248
		363,928
	RETAIL 0.2%
175,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	169,291
200,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(4)	164,421
175,000	Dollar General Corp., Senior Unsecured Notes, 3.50%, 4/3/30(4)	160,743
200,000	McDonald's Corp., Senior Unsecured Notes, 4.60%, 9/9/32(4)	202,379
200,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27(4)	193,070
		889,904
		2,169,690
CONSUMER, NON-CYCLICAL 0.7%
	BEVERAGES 0.1%
200,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31(4)	206,050
190,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	183,227
175,000	Diageo Capital PLC, Guaranteed Notes, 2.00%, 4/29/30	149,097
		538,374
	BIOTECHNOLOGY 0.0%
175,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	141,620
	COMMERCIAL SERVICES 0.1%
200,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	188,588
	HEALTHCARE SERVICES 0.2%
200,000	Elevance Health, Inc., 4.75%, 2/15/33	201,004
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	200,084
200,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29	178,501
		579,589
Principal Amount		Value
CORPORATE BONDS & NOTES 3.7% (continued)
CONSUMER, NON-CYCLICAL 0.7% (continued)
	PHARMACEUTICALS 0.3%
$ 190,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	$ 180,783
200,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	163,037
200,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27(4)	193,231
200,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30(4)	162,589
175,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	160,374
190,000	Novartis Capital Corp., Guaranteed Notes, 2.75%, 8/14/50(4)	140,556
190,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	144,951
		1,145,521
		2,593,692
ENERGY 0.4%
	OIL & GAS 0.2%
175,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	163,491
185,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30	184,415
200,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	195,225
175,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	174,803
		717,934
	PIPELINES 0.2%
175,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	173,946
200,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	161,165
185,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	172,460
185,000	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.25%, 9/15/46	147,160
200,000	Targa Resources Corp., Guaranteed Notes, 5.20%, 7/1/27	198,328
200,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 4.25%, 5/15/28(4)	194,055
		1,047,114
		1,765,048
FINANCIAL 1.3%
	BANKS 0.6%
200,000	Bank of New York Mellon Corp., (SOFR + 1.51%), 4.71%, 2/1/34(3)	197,959
185,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	175,953
200,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	194,415
175,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3-month LIBOR + 1.38%), 3.96%, 11/15/48(3)	144,658
175,000	KeyCorp, Senior Unsecured Notes, 2.55%, 10/1/29(4)	139,830
225,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	220,575
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 3.7% (continued)
FINANCIAL 1.3% (continued)
	BANKS 0.6% (continued)
$ 200,000	Morgan Stanley, (SOFR + 2.56%), 6.34%, 10/18/33(3)	$ 218,438
175,000	NatWest Group PLC, (1 yr. CMT + 1.30%), 5.85%, 3/2/27(3)	175,447
200,000	Northern Trust Corp., Senior Unsecured Notes, 1.95%, 5/1/30(4)	166,763
200,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, (SOFR + 0.98%), 2.31%, 4/23/32(3)(4)	163,705
190,000	Royal Bank of Canada, 5.00%, 2/1/33(4)	192,255
175,000	Synovus Bank, 5.63%, 2/15/28	157,062
200,000	Wells Fargo & Co., Senior Unsecured Notes, (SOFR + 1.32%), 5.96%, 4/25/26(3)	199,794
		2,346,854
	DIVERSIFIED FINANCIALS 0.2%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	156,697
200,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	185,440
200,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27(4)	186,250
200,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	190,706
175,000	Visa, Inc., Senior Unsecured Notes, 2.05%, 4/15/30	152,555
		871,648
	INSURANCE 0.1%
200,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48(3)	186,500
	REITS 0.4%
175,000	American Tower Corp., 5.50%, 3/15/28	178,418
200,000	AvalonBay Communities, Inc., Senior Unsecured Notes, 2.45%, 1/15/31(4)	168,517
175,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28	166,078
200,000	Digital Realty Trust LP, Guaranteed Notes, 3.60%, 7/1/29(4)	179,563
200,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	164,684
200,000	Kimco Realty Corp., Senior Unsecured Notes, 2.25%, 12/1/31	156,682
200,000	Life Storage LP, Guaranteed Notes, 2.20%, 10/15/30	164,092
200,000	Prologis LP, Senior Unsecured Notes, 2.25%, 4/15/30	169,668
175,000	Sabra Health Care LP, Guaranteed Notes, 3.90%, 10/15/29	144,700
200,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	191,268
		1,683,670
		5,088,672
INDUSTRIAL 0.2%
	BUILDING MATERIALS 0.0%
200,000	Vulcan Materials Co., Senior Unsecured Notes, 3.50%, 6/1/30	182,775
Principal Amount		Value
CORPORATE BONDS & NOTES 3.7% (continued)
INDUSTRIAL 0.2% (continued)
	ELECTRONICS 0.1%
$ 200,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	$ 196,346
	MACHINERY - DIVERSIFIED 0.0%
175,000	John Deere Capital Corp., Senior Unsecured Notes, 2.45%, 1/9/30	155,627
	TRANSPORTATION 0.1%
175,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49(4)	131,783
200,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	152,000
		283,783
		818,531
TECHNOLOGY 0.1%
	SEMICONDUCTORS 0.1%
175,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	133,596
200,000	Broadcom, Inc., 4.30%, 11/15/32	184,269
		317,865
	SOFTWARE 0.0%
175,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30(4)	155,424
		473,289
UTILITIES 0.0%
	ELECTRIC 0.0%
175,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	169,190
TOTAL CORPORATE BONDS & NOTES (Cost $16,293,813)		14,756,722
LONG-TERM MUNICIPAL SECURITIES 0.2%
	CALIFORNIA 0.0%
100,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	79,760
	MASSACHUSETTS 0.1%
275,000	Massachusetts Water Resources Authority, Green Bonds, Refunding Revenue Bonds, Series F, 3.10%, 8/1/39	224,659
	TEXAS 0.1%
175,000	City of Houston TX Combined Utility System Revenue, Refunding Revenue Bonds, Series D, 1.97%, 11/15/34	135,539
250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, Series C, 4.45%, 11/15/43	229,454
		364,993
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $819,656)		669,412
RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.0%
71,851	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	66,920
6,727	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	6,862
85,185	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	78,650
833,220	FHLMC Pool #QD2419, 3.00%, 12/1/51	755,176
188,183	FHLMC Pool #RA6817, 2.50%, 2/1/52	162,725
See Supplementary Notes to Financial Statements.

March 31, 2023

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.0% (continued)
$ 443,811	FHLMC Pool #SD8093, 3.50%, 9/1/50	$ 415,261
1,106,761	FHLMC Pool #SD8108, 3.00%, 11/1/50	998,720
1,712,858	FHLMC Pool, #SD8256, 4.00%, 10/1/52	1,638,172
1,334,831	FHLMC Pool, #SD8300, 5.50%, 2/1/53	1,348,252
329	FNMA Pool #AH3226, 5.00%, 2/1/41	336
106,426	FNMA Pool #AL0657, 5.00%, 8/1/41	108,700
95,657	FNMA Pool #AQ1853, 3.00%, 11/1/42	88,223
112,765	FNMA Pool #AU5409, 3.00%, 8/1/43	103,979
560,183	FNMA Pool #CA5540, 3.00%, 4/1/50	507,136
998,838	FNMA Pool #CB5892, 4.50%, 3/1/53	979,087
159,531	FNMA Pool #FM2202, 4.00%, 12/1/48	154,942
359,535	FNMA Pool #FM4140, 2.50%, 9/1/50	313,110
124,355	FNMA Pool #FM9760, 3.50%, 11/1/51	115,741
147,157	FNMA Pool #FM9834, 3.50%, 6/1/49	138,055
189,456	FNMA Pool #MA4222, 3.50%, 12/1/50	177,366
1,350,000	FNMA Pool #MA4979, 5.50%, 4/1/53	1,363,574
37,567	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	35,759
1,373,113	GNMA, Series 2021-98, Class 2021-IG, IO, 3.00%, 6/20/51	206,678
52,744	GNMA II Pool #MA1521, 3.50%, 12/20/43	50,426
92,332	GNMA II Pool #MA1839, 4.00%, 4/20/44	91,166
101,242	GNMA II Pool #MA4836, 3.00%, 11/20/47	93,725
245,621	GNMA II Pool #MA7054, 3.50%, 12/20/50	232,262
1,904,163	GNMA II Pool #MA7651, 3.50%, 10/20/51	1,784,865
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $12,930,017)		12,015,868
U.S. TREASURY OBLIGATIONS 8.5%
1,450,000	U.S. Treasury Bonds, 2.75%, 8/15/42	1,233,859
1,000,000	U.S. Treasury Bonds, 3.00%, 2/15/48	872,266
1,438,000	U.S. Treasury Bonds, 2.25%, 8/15/49	1,081,252
500,000	U.S. Treasury Bonds, 2.88%, 5/15/52	427,734
9,450,000	U.S. Treasury Notes, 0.25%, 4/15/23	9,436,368
14,000,000	U.S. Treasury Notes, 1.25%, 7/31/23	13,838,125
250,000	U.S. Treasury Notes, 2.25%, 11/15/24	242,158
1,650,000	U.S. Treasury Notes, 3.00%, 9/30/25	1,613,713
1,000,000	U.S. Treasury Notes, 0.63%, 3/31/27	886,563
912,000	U.S. Treasury Notes, 2.25%, 8/15/27	860,308
1,000,000	U.S. Treasury Notes, 1.25%, 3/31/28	891,953
1,000,000	U.S. Treasury Notes, 1.63%, 8/15/29	891,953
750,000	U.S. Treasury Notes, 3.50%, 1/31/30	746,953
400,000	U.S. Treasury Notes, 1.50%, 2/15/30	350,656
750,000	U.S. Treasury Notes, 1.13%, 2/15/31	631,553
250,000	U.S. Treasury Notes, 2.75%, 8/15/32	235,274
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,316,645)		34,240,688

Shares		Value
SHORT-TERM INVESTMENTS 13.0%
	MONEY MARKET FUNDS 8.5%
31,995,603	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.70%(5)	31,995,603
Shares		Value
SHORT-TERM INVESTMENTS 13.0% (continued)
MONEY MARKET FUNDS 8.5% (continued)
1,991,952	State Street Navigator Securities Lending Government Money Market Portfolio(6)	$ 1,991,952
33,987,555

Principal Amount
	U.S. TREASURY OBLIGATIONS 4.5%
10,000,000	U.S. Treasury Bills	9,947,813
5,000,000	U.S. Treasury Bills	4,973,250
3,000,000	U.S. Treasury Bills	2,983,828
		17,904,891
TOTAL SHORT-TERM INVESTMENTS (Cost $51,892,446)		51,892,446
TOTAL INVESTMENTS IN SECURITIES 101.4% (Cost $371,103,695)		$405,563,508
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (1.4)%		(5,738,092)
NET ASSETS(7) 100.0%		$399,825,416

(1)	Non-income producing.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)
Floating or variable rate security. The rate disclosed is
the rate in effect as of March 31, 2023. The information
in parentheses represents the benchmark and reference
rate for each relevant security and the rate adjusts based
upon the reference rate and spread. The security may be
further subject to interest rate floor and caps. For
securities which do not indicate a reference rate and
spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(4)	A portion or all of the security was held on loan. As of March 31, 2023, the market value of the securities on loan was $3,045,093.
(5)	Rate reflects 7 day yield as of March 31, 2023.
(6)
Securities with an aggregate market value of $3,045,093
were out on loan in exchange for $1,991,952 of cash
collateral as of March 31, 2023. The collateral was
invested in a cash collateral reinvestment vehicle.

(7)
For federal income tax purposes, the aggregate cost was
$371,103,695, aggregate gross unrealized appreciation
was $83,180,640, aggregate gross unrealized
depreciation was $48,720,827 and the net unrealized
appreciation was $34,459,813.

ADR	American Depositary Receipt.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
REITs	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices are in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in the markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2023:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$280,629,897	$—	$—	$280,629,897
Collateralized Mortgage Obligations	—	9,249,607	—	9,249,607
Commercial Mortgage-Backed Securities	—	2,108,868	—	2,108,868
Corporate Bonds & Notes*	—	14,756,722	—	14,756,722
Long-Term Municipal Securities*	—	669,412	—	669,412
Residential Mortgage-Backed Securities	—	12,015,868	—	12,015,868
U.S. Treasury Obligations	—	34,240,688	—	34,240,688
Short-Term Investments	33,987,555	17,904,891	—	51,892,446
Total Investments in Securities	$314,617,452	$90,946,056	$—	$405,563,508

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2023, there were no Level 3 investments.